Investment Strategy	Sep. 30, 2025
Jensen Quality MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve its objective of long-term capital appreciation, the Fund invests in equity securities of companies that satisfy the investment criteria described below. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of companies meeting the criteria for “quality” and “mid-capitalization” as determined by the Adviser. The Adviser considers a company to be a “mid-capitalization” company if it is listed in the MSCI U.S. Mid Cap 450 Index at the time that the Adviser creates the Fund’s investable universe. The Adviser considers a company to be a “quality” company if it possesses competitive advantages as evidenced by generating a return on equity of 15% or greater for at least ten consecutive fiscal years as determined by the Adviser.

The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis. These companies are selected from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must meet the Adviser’s definitions of “mid-capitalization” and “quality”, and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt.

Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of mid-cap U.S. companies.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios).

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 30 to 50 primarily domestic companies. The Fund must always own the securities of a minimum of 25 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.
A significant portion of the Fund’s portfolio may be invested in the equity securities of companies comprising one or more industry sectors (e.g., industrial sector) and such sectors favored by the Adviser will change during certain market environments.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities of companies meeting the criteria for “quality” and “mid-capitalization” as determined by the Adviser.
Jensen Global Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund’s approach to investing focuses on companies determined by the Adviser to have a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. and foreign equity securities of companies meeting the criteria for quality and growth as determined by the Adviser. The Adviser considers a company to be a “growth” company if it is determined by the Adviser to have above-average potential for growth in revenue, earnings, or cash flow. Additionally, the Adviser seeks companies that display positive performance in a variety of historical and future performance measurements, relative to the overall U.S. equity market, over a period of time. Examples of such characteristics include:
1.    Projected earnings growth based on expected five- to ten-year annual increase in operating earnings per share.
2.    Trailing revenue growth based on annualized revenue growth for the previous five to ten years.
3.    Trailing earnings growth based on annualized earnings per share growth for the previous five to ten years.
4.    The company’s ability to grow its business from free cash flow over an extended period of time.
The list above is not exclusive and there is no single factor that is determinative of whether the Adviser considers a company to be a “growth” company.
The Adviser considers a company to be a “quality” company if it possesses competitive advantages as evidenced by generating a return on equity of 15% or greater for at least ten consecutive fiscal years as determined by the Adviser.
The Fund will invest in equity securities of approximately 25 to 40 U.S. and foreign companies that satisfy the Adviser’s investment criteria of “growth” and “quality”. Equity securities in which the Fund invests as a principal strategy consist of publicly traded companies around the world, including securities issued by corporations located in developing or emerging markets. Generally, each company in which the Fund invests must, as determined by the Adviser: (1) have consistently achieved a high return on equity over the prior ten fiscal years; (2) be in excellent financial condition; and (3) be capable of sustaining outstanding business performance. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe. These companies are selected from a universe of companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more.
The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to essentially be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus. The Fund’s investments in other eligible equity securities may include depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (GDRs”), or other forms of depositary receipts. The Fund typically invests in securities of issuers from at least three or more countries, including the United States, with at least 40% of the Fund’s net assets invested in foreign securities. In making a determination of whether an issuer will be classified as “domestic” or “foreign,” the Adviser will generally look to the location of the issuer’s primary stock listing and/or regulatory filings. However, in some cases, it may consider other factors, such as the location of the issuer’s headquarters and senior management.
The Fund may purchase securities when they are priced below their full values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.
A significant portion of the Fund’s portfolio may be invested in the equity securities of companies comprising one or more industry sectors (e.g., information technology sector) and such sectors favored by the Adviser will change during certain market environments.
The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. and foreign equity securities of companies meeting the criteria for quality and growth as determined by the Adviser.